DERIVATIVE LIABILITIES (Details 2) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Date of warrant	Feb. 19, 2016
Volatility			116.00%	118.00%
Risk-free interest rate			1.54%	1.63%
Expected dividend yield			0.00%	0.00%
Warrant life (years)			6 years	6 years
Series A Preferred Stock [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	435,242		3,125
Fair market value of stock	$ 1.20		$ 2.76
Exercise Price	$ 1.20		$ 138.00
Volatility			118.40%
Risk-free interest rate	0.90%		1.20%
Expected dividend yield	0.00%		0.00%
Warrant life (years)	4 years 11 months 1 day		4 years
Series A Preferred Stock [Member] | 31 December 2014 | Warrant [Member]
Derivative [Line Items]
Date of warrant				Dec. 31, 2014
Number of shares underlying the Warrants				3,125
Fair market value of stock				$ 61.20
Exercise Price				$ 240.00
Volatility				112.90%
Risk-free interest rate				0.96%
Expected dividend yield				0.00%
Warrant life (years)				5 years
Series B Preferred Stock [Member]
Derivative [Line Items]
Expected dividend yield	0.00%
Warrant life (years)	5 years
Series B Preferred Stock [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants			1,459
Fair market value of stock			$ 2.76
Exercise Price			$ 138.00
Volatility			116.80%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years 1 month 6 days
Series B Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants			3,521
Fair market value of stock			$ 2.76
Exercise Price			$ 240.00
Volatility			116.30%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years 1 month 24 days
Series B Preferred Stock [Member] | 11 February 2015 | Warrant [Member]
Derivative [Line Items]
Date of warrant				Feb. 11, 2015
Number of shares underlying the Warrants				1,459
Fair market value of stock				$ 50.64
Exercise Price				$ 240.00
Volatility				120.60%
Risk-free interest rate				0.90%
Expected dividend yield				0.00%
Warrant life (years)				5 years
Series B Preferred Stock [Member] | 24 February 2015 | Related Party [Member] | Warrant [Member]
Derivative [Line Items]
Date of warrant				Feb. 24, 2015
Number of shares underlying the Warrants				3,521
Fair market value of stock				$ 54.00
Exercise Price				$ 240.00
Volatility				115.80%
Risk-free interest rate				0.90%
Expected dividend yield				0.00%
Warrant life (years)				5 years
Series C Preferred Stock [Member]
Derivative [Line Items]
Number of shares underlying the Warrants		78,877
Series C Preferred Stock [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants			7,500
Fair market value of stock			$ 2.76
Exercise Price			$ 138.00
Volatility			116.30%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years 1 month 24 days
Series C Preferred Stock [Member] | 24 February 2015 | Warrant [Member]
Derivative [Line Items]
Date of warrant				Feb. 24, 2015
Number of shares underlying the Warrants				7,500
Fair market value of stock				$ 54.00
Exercise Price				$ 240.00
Volatility				115.80%
Risk-free interest rate				0.90%
Expected dividend yield				0.00%
Warrant life (years)				5 years